Commitments and Contingencies (Details 3)	6 Months Ended
Dec. 31, 2018 USD ($)
Total amount	$ 5,390,031
Litigation disputes not related to the Company or Xian Ao and contingencies associated [Member]
Claim amount	58,665,517
Interest and penalties	10,126,897
Total amount	68,792,414
Settled claims	(55,126,336)
Remaining claims outstanding	13,666,078
Litigation disputes not related to the Company or Xian Ao and contingencies associated [Member] | Total Purchase [Member]
Claim amount	1,582,218
Interest and penalties	47,831
Total amount	1,630,049
Litigation disputes not related to the Company or Xian Ao and contingencies associated [Member] | Leases [Member]
Claim amount	893,835
Interest and penalties
Total amount	893,835
Litigation disputes not related to the Company or Xian Ao and contingencies associated [Member] | Labor [Member]
Claim amount	227,576
Interest and penalties
Total amount	227,576
Guarantees [Member] | Litigation disputes not related to the Company or Xian Ao and contingencies associated [Member]
Claim amount	55,961,888
Interest and penalties	10,079,066
Total amount	$ 66,040,954